Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000169811 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JHJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class R6/JHJRX) returned 11.57% for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.
TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class R6/JHJRX)	11.57%	13.71%	13.08%
S&P 500 Index	21.45%	17.64%	15.34%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 09, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 122,408,543
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 494,553
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169807 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class I
Trading Symbol	JHJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class I/JHJIX) returned 11.43% for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.
TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class I/JHJIX)	11.43%	13.59%	12.95%
S&P 500 Index	21.45%	17.64%	15.34%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 09, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 122,408,543
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 494,553
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169813 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$196	1.86%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class C/JHJCX) returned 10.35% (excluding sales charges) for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.
TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class C/JHJCX)	9.35%	12.46%	11.83%
ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge	10.35%	12.46%	11.83%
S&P 500 Index	21.45%	17.64%	15.34%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 09, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 122,408,543
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 494,553
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169812 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class A
Trading Symbol	JHJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class A/JHJAX) returned 11.17% (excluding sales charges) for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.
TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class A/JHJAX)	5.61%	12.15%	12.05%
ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge	11.17%	13.30%	12.67%
S&P 500 Index	21.45%	17.64%	15.34%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 09, 2026
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 122,408,543
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 494,553
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000211219 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$132	1.18%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class A/JIJAX) returned 24.31% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.
TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class A/JIJAX)	18.08%	10.31%	12.52%
International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge	24.31%	11.45%	13.41%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,901,756,662
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,316,391
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

C000211220 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JIJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$216	1.93%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class C/JIJCX) returned 23.44% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.
TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class C/JIJCX)	22.44%	10.63%	12.58%
International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge	23.44%	10.63%	12.58%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,901,756,662
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,316,391
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

C000211217 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JIJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class I/JIJIX) returned 24.69% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.
TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class I/JIJIX)	24.69%	11.75%	13.71%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,901,756,662
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,316,391
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

C000211216 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class NAV) returned 24.81% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.
TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class NAV)	24.81%	11.86%	13.84%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,901,756,662
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,316,391
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

C000211218 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JIJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class R6/JIJRX) returned 24.82% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.
TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class R6/JIJRX)	24.82%	11.86%	13.82%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,901,756,662
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,316,391
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

C000228574 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class R6
Trading Symbol	JACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class R6/JACDX) returned 7.28% for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.
TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class R6/JACDX)	7.28%	3.67%
MSCI ACWI	22.64%	10.12%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,012,584
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 385,082
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000228578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class I
Trading Symbol	JABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class I/JABVX) returned 7.27% for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.
TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class I/JABVX)	7.27%	3.57%
MSCI ACWI	22.64%	10.12%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,012,584
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 385,082
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000228577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class C
Trading Symbol	JABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$202	1.96%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class C/JABYX) returned 6.20% (excluding sales charges) for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.
TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class C/JABYX)	5.21%	2.55%
Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge	6.20%	2.55%
MSCI ACWI	22.64%	10.12%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,012,584
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 385,082
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000228576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class A
Trading Symbol	JABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class A/JABZX) returned 7.03% (excluding sales charges) for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.
TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class A/JABZX)	1.64%	2.09%
Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge	7.03%	3.33%
MSCI ACWI	22.64%	10.12%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,012,584
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 385,082
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents